Long-Term Debt (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate	8.10%	7.60%
Market value	$ 19,700.0	$ 20,500.0
Purchase accounting adjustment and original issue discount	$ 234.9
Senior Secured Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Percentage of subsidary stock as collateral		100.00%
Senior Secured Credit Facility [Member] | Fed Fund Rate [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	0.50%
Subsidiary Senior Revolving Credit Facility Due 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity	$ 0.0	$ 75.0
Letters Of Credit Outstanding Amount	$ 62.2
Term Loan B And C [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	2.65%
Term Loan B And C [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	3.65%
Term Loan D [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	5.75%
Term Loan D [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	6.75%
Term Loan E [Member] | Senior Secured Credit Facility [Member] | Base Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	6.50%
Term Loan E [Member] | Senior Secured Credit Facility [Member] | Euro Currency Rate Loans [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	7.50%
Receivables Based Facility Due 2017 [Member]
Long Term Debt Other Disclosures [Abstract]
Line of credit facility maximum borrowing capacity	$ 535.0
Percentage of eligible accounts receivable	90.00%
Debt Instrument Restrictive Covenants	Borrowings under the receivables based credit facility will mature, and lending commitments thereunder will terminate, on the fifth anniversary of the effectiveness of the receivables based credit facility (December 24, 2017), provided that, (a) the maturity date will be October 31, 2015 if on October 30, 2015, greater than $500.0 million in aggregate principal amount is owing under certain of iHeartCommunications' term loan credit facilities, (b) the maturity date will be May 3, 2016 if on May 2, 2016 greater than $500.0 million aggregate principal amount of iHeartCommunications' 10.75% senior cash pay notes due 2016 and 11.00%/11.75% senior toggle notes due 2016 are outstanding and (c) in the case of any debt under clauses (a) and (b) that is amended or refinanced in any manner that extends the maturity date of such debt to a date that is on or before the date that is five years after the effectiveness of the receivables based credit facility, the maturity date will be one day prior to the maturity date of such debt after giving effect to such amendment or refinancing if greater than $500,000,000 in aggregate principal amount of such debt is outstanding.
Receivables Based Facility Due 2017 [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Commitment fee rate	0.25%
Receivables Based Facility Due 2017 [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Commitment fee rate	0.375%
Receivables Based Facility Due 2017 [Member] | Fed Fund Rate [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	0.50%
Receivables Based Facility Due 2017 [Member] | Base Rate Loans [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	0.50%
Receivables Based Facility Due 2017 [Member] | Base Rate Loans [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	1.00%
Receivables Based Facility Due 2017 [Member] | Euro Currency Rate Loans [Member] | Minimum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	1.50%
Receivables Based Facility Due 2017 [Member] | Euro Currency Rate Loans [Member] | Maximum [Member]
Long Term Debt Other Disclosures [Abstract]
Margin percentages	2.00%
Senior Notes Due 2021 [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount held by subsidiary	$ 423.4
Debt Instrument, Interest Rate Terms	The Senior Notes due 2021 mature on February 1, 2021. Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, which began on August 1, 2013. Interest on the Senior Notes due 2021 will be paid at the rate of (i) 12.0% per annum in cash and (ii) 2.0% per annum through the issuance of payment-in-kind notes (the "PIK Notes").
Senior Notes Due 2018 [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount held by subsidiary	$ 120.0
iHeart Communications Legacy Note [Member]
Long Term Debt Other Disclosures [Abstract]
Principal amount held by subsidiary	$ 57.1